FAIR VALUES - CARRYING AMOUNT AND ESTIMATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Securities held-to-maturity	$ 332	$ 341
Accrued interest receivable	434	438
Financial liabilities:
Non-interest-bearing deposits	23,132	20,905
Advances from borrowers for taxes	2,135	2,068
Quoted Prices in Active Markets For Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	29,922	32,898
Financial liabilities:
Non-interest-bearing deposits	23,132	20,905
Significant Other Observable Inputs (Level 2)
Financial assets:
Securities held-to-maturity	332	341
Accrued interest receivable	27	20
Financial liabilities:
Interest-bearing deposits	142,560	145,444
FHLB advances	5,023	12,163
Advances from borrowers for taxes	2,135	2,068
Accrued interest payable	11	28
Significant Unobservable Inputs (Level 3)
Financial assets:
Loans, net (less impaired loans)	112,663	113,316
Accrued interest receivable	407	418
Total
Financial assets:
Cash and cash equivalents	29,922	32,898
Securities held-to-maturity	332	341
Loans, net (less impaired loans)	112,663	113,316
Federal Home Loan Bank stock		1,768
Accrued interest receivable	434	438
Financial liabilities:
Non-interest-bearing deposits	23,132	20,905
Interest-bearing deposits	142,560	145,444
FHLB advances	5,023	12,163
Advances from borrowers for taxes	2,135	2,068
Accrued interest payable	11	28
Carrying Value
Financial assets:
Cash and cash equivalents	29,922	32,898
Securities held-to-maturity	326	331
Loans, net (less impaired loans)	114,423	113,583
Federal Home Loan Bank stock	1,291	1,768
Accrued interest receivable	434	438
Financial liabilities:
Non-interest-bearing deposits	23,132	20,905
Interest-bearing deposits	142,517	145,344
FHLB advances	5,000	12,000
Advances from borrowers for taxes	2,135	2,068
Accrued interest payable	$ 11	$ 28